COST REDUCTION ACTIONS	12 Months Ended
Jan. 03, 2015
Cost Reduction Actions
COST REDUCTION ACTIONS

NOTE 13. COST REDUCTION ACTIONS

Restructuring Costs

        We have compensation plans that provide eligible employees with severance in the event of an involuntary termination due to qualifying cost reduction actions. We calculate severance using the benefit formula under the plans. Accordingly, we record provisions for severance and other exit costs (including asset impairment charges and lease and other contract cancellation costs) when they are probable and estimable. In the absence of a plan or established local practice for overseas jurisdictions, liabilities for restructuring costs are recognized when incurred.

2014 Actions

        In 2014, we recorded $66.5 million in restructuring charges, net of reversals, related to restructuring actions we initiated in 2014 ("2014 Actions"), including the consolidation of certain European operations. These charges consisted of severance and related costs for the reduction of approximately 1,420 positions, lease cancellation costs, and asset impairment charges. Approximately 100 employees impacted by our 2014 Actions remained employed with us as of January 3, 2015. We expect payments relating to our 2014 Actions to be completed in 2015.

2012 Program

        In 2013, we recorded $40.3 million in restructuring charges, net of reversals, related to the restructuring program we initiated in 2012 ("2012 Program"), which consisted of severance and related costs for the reduction of approximately 1,400 positions, lease and other contract cancellation costs, and asset impairment charges.

        In 2012, we recorded $56.4 million in restructuring charges, net of reversals, related to our 2012 Program, which consisted of severance and related costs for the reduction of approximately 1,060 positions, lease cancellation costs, and asset impairment charges.

        No employees impacted by the 2012 Program remained employed with us as of December 28, 2013.

2011 Actions

        In 2011, we recorded approximately $45 million in restructuring charges, net of reversals, including charges for discontinued operations, consisting of severance and related costs for the reduction of approximately 910 positions, asset impairment charges, and lease cancellation costs. No employees impacted by these actions remained employed with us as of December 29, 2012.

        Accruals for severance and related costs and lease and other contract cancellation costs were included in "Other accrued liabilities" in the Consolidated Balance Sheets. For assets that were not disposed, impairments were based on the estimated market value of the assets.

        During 2014, restructuring charges and payments were as follows:

(In millions)	Accrual at December 28, 2013	Charges (Reversals), net	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at January 3, 2015

2014 Actions
Severance and related costs	$–	$55.1	$(35.6)	$–	$(2.7)	$16.8
Asset impairment charges	–	10.8	–	(10.8)	–	–
Lease cancellation costs	–	.6	(.5)	–	–	.1
2012 Program
Severance and related costs	6.6	(.4)	(5.2)	–	(.2)	.8
Lease and other contract cancellation costs	.2	–	(.2)	–	–	–

Total	$6.8	$66.1	$(41.5)	$(10.8)	$(2.9)	$17.7

        During 2013, restructuring charges and payments were as follows:

(In millions)	Accrual at December 29, 2012	Charges, net	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at December 28, 2013

2012 Program
Severance and related costs	$20.7	$27.2	$(41.0)	$–	$(.3)	$6.6
Lease and other contract cancellation costs	.1	3.4	(3.3)	–	–	.2
Asset impairment charges	–	9.7	–	(9.7)	–	–
2011 Actions
Severance and related costs	.1	–	(.1)	–	–	–

Total	$20.9	$40.3	$(44.4)	$(9.7)	$(.3)	$6.8

        The table below shows the total amount of restructuring costs incurred by reportable segment and Corporate. Restructuring costs in continuing operations were included in "Other expense, net" in the Consolidated Statements of Income.

(In millions)	2014	2013	2012

Restructuring costs by reportable segment and Corporate
Pressure-sensitive Materials	$40.2	$10.8	$34.1
Retail Branding and Information Solutions	21.3	28.5	17.8
Vancive Medical Technologies	4.2	.1	.9
Corporate	.4	.9	3.0

Continuing operations	66.1	40.3	55.8

Discontinued operations	–	–	.6

Total	$66.1	$40.3	$56.4